Basic and Diluted Loss per Share - Weighted Average Number of Shares Excluded From Computation of EPS (Detail) - shares	6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares)	7,464,094	8,008,329	7,837,023	8,206,926	10,291,959
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares)	2,041,093	0	948,119